Note Payable (Details) - USD ($)					1 Months Ended								3 Months Ended			12 Months Ended		13 Months Ended
	Oct. 20, 2018	Oct. 17, 2018	Sep. 04, 2018	Sep. 04, 2018	Dec. 31, 2018	Nov. 13, 2018	Oct. 30, 2018	Oct. 17, 2018	Sep. 19, 2018	Aug. 29, 2018	Apr. 20, 2018	Oct. 19, 2017	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Oct. 23, 2019	Dec. 18, 2018	Dec. 05, 2018	Nov. 27, 2018	Nov. 18, 2018	Oct. 23, 2018	Oct. 18, 2018	Sep. 18, 2018	Jun. 08, 2018	Jun. 07, 2018	Jun. 06, 2018	May 29, 2018	May 17, 2018	May 08, 2018	May 01, 2018	Apr. 30, 2018	Apr. 11, 2018
Note Payable (Textual)
Net proceeds from note payable													$ 400,000		$ 232,500	$ 232,500
Principal amount		$ 62,500						$ 62,500						$ 5,568,566		5,568,566
Bears interest rate							12.00%
Default rate			12.00%	12.00%															12.00%			12.00%		12.00%	12.00%
Maturity date						Jun. 30, 2019	Dec. 15, 2020			Feb. 28, 2018
Amortization of debt discounts													65,500		$ 214,422	773,741	737,640
Note payable														125,000		125,000
Discount														5,000		5,000
Interest		$ 7,500
Conversion price																										$ 0.0062	$ 0.0062	$ 0.0062	$ 0.00991	$ 0.0139	$ 0.02212	$ 0.02283	$ 0.02212	$ 0.0423
Derivative liabilities										$ 10,435
Notes Payable, Other Payables [Member]
Note Payable (Textual)
Principal amount												$ 250,000
Default rate												18.00%
Maturity date												Apr. 20, 2018
Amortization of debt discounts														17,500		17,500
Financing expense	$ 10,000										$ 10,000
Convertible Debt [Member]
Note Payable (Textual)
Interest													872,432			853,432
CommonStock [Member] | Convertible Notes Payable [Member]
Note Payable (Textual)
Interest													6,195,802			6,085,830
CommonStock [Member] | Convertible Debt [Member]
Note Payable (Textual)
Interest													6,195,802
Trillium Partners LP [Member]
Note Payable (Textual)
Net of fees and expenses																					$ 2,290
Convertion fees			$ 1,095
Interest			6,781
conversion of all principle and interest into common shares									35,187,910
Conversion price									$ 0.002
Trillium Partners LP [Member] | Additional Paid-In Capital
Note Payable (Textual)
Amortization of debt discounts			62,500
World Market Ventures LLC [Member]
Note Payable (Textual)
Principal amount			61,481	$ 61,481	$ 1,020								$ 1,020
Amortization of debt discounts					$ 1,020
Interest			6,657
conversion of all principle and interest into common shares									34,500,000
Conversion price									$ 0.001975
World Market Ventures LLC [Member] | Additional Paid-In Capital
Note Payable (Textual)
Amortization of debt discounts			$ 61,481
Porta Pellex [Member]
Note Payable (Textual)
Principal amount	$ 62,500																						$ 62,500
Amortization of debt discounts																		$ 62,500
Sale of related party, description				The holder of the note above sold and assigned 50% of the face amount to Trillium Partners LP and World Market Ventures LLC. Following the assignment Port Pellex held $125,000 which is the balance at September 30, 2018 and Trillium Partners LP and World Market Ventures each held $62,500 in principal. The assigned notes were restated with a 50% conversion discount from the lowest bid price of the common stock in the 20 days immediately preceding the conversion notice date.				Assigned $62,500 of the principal balance of its note to Trillium Partners LP along with $7,500 of accrued interest, leaving an unpaid balance of $62,500 plus accrued interest on Porta Pellex's original note. The assigned portion of the note was restated to provide for conversion of interest and principal into common shares at 50% discount to the lowest bid price over the 20 trading days prior to conversion notification. The modification was treated as debt extinguishment. The modification was treated as stock settled debt in accordance with ASC 480 and $62,500 was recorded as put premium with a charge to interest expense.
Accrued Interest																							7,500
Derivative liabilities																							78,471
Derivative expenses																							$ 15,971
Jefferso Street Capita [Member]
Note Payable (Textual)
Net of fees and expenses																				$ 4,400
Discount																				$ 62,500
Livingston Asset Management[Member]
Note Payable (Textual)
Note payable														$ 513,089		$ 513,089